RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions			12 Months Ended
	Dec. 24, 2024 USD ($) shares	Mar. 26, 2024 USD ($) MW	Dec. 31, 2024 USD ($) $ / MWh	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 25, 2023 MW
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly			$ 5
Base management fee			106	$ 88	$ 169
Power purchase and revenue agreements			68	10	72
Financial instrument gains			1	1
Interest expense			1,667	1,258	1,032
Non-recourse borrowings			12,493	14,181
Due to related parties			544	456
5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired		100.00%				100.00%
Power capacity | MW		5,900				5,900
Solar power capacity | MW		6,100				6,100
Assets derecognized		$ 4,500
Liabilities derecognized		3,200
Non-controlling interest derecognized		1,300
Loss on disposition derecognized		$ 63
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit			0	0
Interest expense			0	0	$ 0
IFRS 9
Disclosure of transactions between related parties [line items]
Property, plant and equipment			1
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Due to related parties			480	238
Brookfield Wealth Solutions and associates
Disclosure of transactions between related parties [line items]
Non-recourse borrowings			13	14
Current and non-current payables to related parties			58	184
Due to related parties			$ 24	$ 184
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term			20 years
Power purchase agreement GLHA | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh			37
Annual increment as % of CPI			20.00%
Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Carrying value	$ 150
Medium Term Notes | Series 8
Disclosure of transactions between related parties [line items]
Total borrowings			$ 400
Remeasurement of exchangeable and class B shares of BRHC
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares) | shares	55
BEPC Exchangeable Shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares) | shares	55
Common partnership unit issued (in shares) | shares	43,605
Common shares partnership exchange, amount	$ 1
Class A.2 exchangeable shares outstanding (units)
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Ownersip cap limits exchange by owing, percentage	9.50%